Note 5 - Accounts Receivable	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5.
ACCOUNTS RECEIVABLE

Accounts receivable, net of allowance for doubtful accounts, consist of amounts due from merchant service providers and to a lesser extent Russian mobile operator intermediaries. Net accounts receivable amounted to approximately
$7.1
 million and
6.6
 million at
December 31, 2020
and
2019
, respectively. Net accounts receivable consisted primarily of approximately
$6.7
 and
$6.2
 million for North American Transaction Solutions as of
December 31, 2020
and
2019
and approximately
$300,000
 and
$400,000,
attributed to International Transaction Solutions for merchant processing receivables at
December 31, 2020
and
2019
, respectively.

Our allowance for doubtful accounts was approximately
$214,000
and
$214,000
as of
December 31, 2020
and
2019
. Actual write-offs
may
exceed estimated amounts.